13D Activist Fund
FUND SUMMARY
Investment Objective:
The Fund's investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund's Prospectus

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 13D Activist Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 13D Activist Fund	Class A	Class C	Class I
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	none	none	none
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example 13D Activist Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	743	1,094	1,469	2,519
Class C	253	779	1,331	2,836
Class I	153	474	818	1,791

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period ended September 30, 2014, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism. The adviser defines an activist situation as one where an investor holds more than 5% of a company's shares and either (A) has a history of activist investing and/or (B) has a publicly disclosed catalyst for change such as seeking Board seats, improving operations and/or corporate governance practices, approving a merger, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an "activist"). The adviser derives its activist information primarily from legally-mandated filings known as "13D" filings. Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires more than 5% of a company's shares to file a form with the Securities and Exchange Commission known as a Schedule 13D that discloses the investor's identity and its intent to influence management. The adviser reviews all material activist situations and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist's average cost, its strategy and the adviser's determination of the chance of success and potential impact on share price.

The adviser uses the following selection guidelines to create and manage the Fund's investment portfolio:

Selecting Investment Universe: Identify companies where an activist investor is involved.

Weighting Investments: Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, (iii) the sector involved, and (iv) the adviser’s determination as to the chance of activist success.

Exiting Investments: Exiting an investment will be an integral part of the investment strategy. Primary exit triggers are when: (i) the activist sells down its position so it holds less than 5%, (ii) the activist otherwise indicates that he is exiting the investment, (iii) the activist becomes a passive investor, and (iv) in the adviser's opinion, the activist catalyst has changed.

While the adviser's guidelines will define the trading horizon, this horizon may change based on other events. For example, an early exit may be warranted after the activist has attained most of its goals. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Conflicts of Interest Risk: An affiliate of the adviser publishes reports on all material 13D filings to subscribers. Subscribers may make their own investment decisions using information contained in the reports. If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

• Management Risk: The adviser's dependence on its activist strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth, market conditions, interest rate levels, and political events affect the U.S. securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Small and Medium Capitalization Stock Risk. The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund's Class I, Class A and Class C shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2013	15.66%
Worst Quarter:	2nd Quarter 2012	(3.82)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns 13D Activist Fund		Label	One Year	Since Inception	Inception Date
Class I		return before taxes	15.46%	24.05%	Dec. 28, 2011
Class I After Taxes on Distributions			13.00%	22.34%
Class I After Taxes on Distributions and Sales			8.96%	18.38%
Class A		return before taxes	8.46%	21.28%	Dec. 28, 2011
Class C		return before taxes	14.32%	24.07%	Dec. 28, 2011
S&P 500 Index	[1]		13.69%	20.61%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.